Forward Purchase Agreement (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 28, 2025	Nov. 07, 2024	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Nov. 13, 2024
Forward Purchase Agreement [Line Items]
Maximum up to common stock shares (in Shares)		16,667
Seller purchased shares from third parties (in Shares)		3,333
Prepayment amount		$ 1,100
Asset fair value					$ 132
Derivative change in fair value			$ 0	$ 23	$ 339
Initial reset price per share (in Dollars per share)					$ 300
Base reset price per share (in Dollars per share)					$ 300
Number of trading days used for calculating VWAP price of shares					3 days
Volume weighted average price (in Dollars per share)					$ 15
VWAP price per share (in Dollars per share)					$ 0
Settlement amount under forward purchase agreement					$ 0
Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Maximum up to common stock shares (in Shares)		16,667
Seller purchased shares from third parties (in Shares)		3,333
Prepayment amount		$ 1,100
Asset fair value					$ 155	$ 494
Initial price per recycled shares (in Dollars per share)		$ 340.8
Early Termination [Member]
Forward Purchase Agreement [Line Items]
Seller purchased shares from third parties (in Shares)	3,333
Termination obligation aggregate amount	$ 132
Subsequent Event [Member] | Early Termination [Member]
Forward Purchase Agreement [Line Items]
Seller purchased shares from third parties (in Shares)	3,333
Termination obligation aggregate amount	$ 132
Early termination reset price per share (in Dollars per share)	$ 39.6
Minimum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Asset fair value						494
Maximum [Member] | Forward Purchase Agreement [Member]
Forward Purchase Agreement [Line Items]
Asset fair value						$ 155